RESTATEMENT AND RECLASSIFICATIONS - Summary Detail of Restatement Adjustments To Miscellaneous Items (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash	¥ 656,179		¥ 299,109	¥ 165,508	$ 102,969
Restricted cash	698		1,893	893	110
Accounts receivable - third parties, net	158,725		202,172	177,232	24,907
Prepayments and other current assets	136,665		96,452	67,761	21,444
Property and equipment, net	14,094		7,720	9,092	2,212
Intangible assets, net	48,397		10,006	11,515	7,595
Other non current assets	3,128		4,795	3,706	491
Accounts payable	148,019		115,549	120,297	23,227
Contract liabilities	285,936		177,376	121,748	44,870	¥ 83,443
Accrued expenses and other current liabilities	166,987		85,729	64,608	$ 26,204
Interest expense	366	$ 57	3,477	2,077
Interest income	(11,344)	(1,780)	(978)	(992)
Foreign currency exchange losses, net	¥ (6,696)	$ (1,051)	6,115	(2,582)
Restatement Adjustments | Restatement and Reclassification Adjustments to Miscellaneous Items
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cash			0	172
Accounts receivable - third parties, net			5,481	16,017
Prepayments and other current assets			(46,740)	(46,955)
Property and equipment, net			(138)	0
Intangible assets, net			(575)	(740)
Other non current assets			970	(942)
Accounts payable			(25,554)	(28,159)
Contract liabilities			81,383	9,795
Accrued expenses and other current liabilities			(10,992)	(5,757)
Interest expense			0	21
Interest income			(189)	3
Foreign currency exchange losses, net			¥ 724	¥ (178)